UNITED STATES
SECURITIES AND EXCHANGE
COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07941

Merrimac Master Portfolio

(Exact name of registrant as specified in charter)

PO Box 9130, Boston, Massachusetts	02117
(Address of principal executive offices)	(Zip code)

Susan C. Mosher, Secretary
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA  02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (617) 937-7264

Date of fiscal year end:  December 31

Date of reporting period:  7/1/03 - 6/30/04

Item 1. Proxy Voting Record.

None of the securities held by each fund of the registrant, the Merrimac Cash Portfolio, Merrimac Prime Portfolio, Merrimac Treasury Portfolio, Merrimac Treasury Plus Portfolio, Merrimac U.S. Government Portfolio and Merrimac Municipal Portfolio (the “Funds”), which entitled the Funds to vote, held a shareholder meeting during the period from July 1, 2003 to June 30, 2004.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Merrimac Master Portfolio

By (Signature and Title)*
/s/ Paul J. Jasinski
Paul J. Jasinski, President

	Date	August 20, 2004

*Print the name and title of each signing officer under his or her signature.